Fair value of financial instruments - Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) (Details) (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 163,796	€ 163,941	€ 133,874
Financial liabilities, at fair value	198,377	179,766	166,542
Level 2 | Financial assets and liabilities | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	139,293	138,176	106,993
Level 2 | Financial assets and liabilities | Financial assets held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	14,191	12,966	17,717
Level 2 | Financial assets and liabilities | Financial assets held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	25,815	26,546	14,061
Level 2 | Financial assets and liabilities | Financial assets held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	27,986	24,602	11,418
Level 2 | Financial assets and liabilities | Financial assets held for trading | Debt and equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	14,470	11,115	8,683
Level 2 | Financial assets and liabilities | Financial assets held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	56,831	62,947	55,114
Level 2 | Financial assets and liabilities | Financial assets held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	39,716	47,519	44,987
Level 2 | Financial assets and liabilities | Financial assets held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,332	1,583	836
Level 2 | Financial assets and liabilities | Financial assets held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,490	1,879	2,210
Level 2 | Financial assets and liabilities | Financial assets held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	439	465	126
Level 2 | Financial assets and liabilities | Financial assets held for trading | Interest rate forwards
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	177	1,445	33
Level 2 | Financial assets and liabilities | Financial assets held for trading | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	13,677	10,056	6,922
Level 2 | Financial assets and liabilities | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,924	5,652	5,297
Level 2 | Financial assets and liabilities | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,690	5,390	4,665
Level 2 | Financial assets and liabilities | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	91	2	2
Level 2 | Financial assets and liabilities | Hedging derivatives | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	143	260	630
Level 2 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,465	1,505	2,050
Level 2 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	899	763	815
Level 2 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	54	205	539
Level 2 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,512	537	696
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,152	5,065	6,846
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	413	408	459
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,725	4,590	6,189
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	14	67	198
Level 2 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	12,962	13,543	12,688
Level 2 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	19	5	5
Level 2 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,819	9,644	9,638
Level 2 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,124	3,894	3,045
Level 2 | Financial assets and liabilities | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	133,490	121,243	101,103
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	12,385	13,300	7,808
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	27,058	26,284	17,862
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	36,120	18,984	19,837
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	50,248	56,205	49,380
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	33,597	41,283	39,395
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	121	2,295	2,207
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	903	1,057	549
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,094	1,160	466
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Forwards on interest rate and variable income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,951	1,276	101
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	12,582	9,134	6,662
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Short positions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7,679	6,470	6,216
Level 2 | Financial assets and liabilities | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,229	4,740	7,650
Level 2 | Financial assets and liabilities | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,191	4,618	6,866
Level 2 | Financial assets and liabilities | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	3	1
Level 2 | Financial assets and liabilities | Hedging derivatives | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	38	119	783
Level 2 | Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	42,148	36,200	40,313
Level 2 | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	18,510	17,583	17,476
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18,487	15,319	10,351	€ 8,290
Financial liabilities, at fair value	1,110	1,352	1,227	925
Level 3 | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,496	3,930	2,086	383
Level 3 | Financial assets held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	441	0
Level 3 | Financial assets held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	152	769	0
Level 3 | Financial assets held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,592	1,801	24	0
Level 3 | Financial assets held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	971	947	1,147	340
Level 3 | Financial assets held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	551	556	577	139
Level 3 | Financial assets held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	39	2	9	4
Level 3 | Financial assets held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	39	30	153	39
Level 3 | Financial assets held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	120	241	235	48
Level 3 | Financial assets held for trading | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	222	118	173	110
Level 3 | Financial assets held for trading | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		0	1	1
Level 3 | Financial assets held for trading | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	340	413	914	42
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,889	2,588	2,095	1,833
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	171	505	287	239
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,543	1,841	1,495	1,269
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	175	242	313	325
Level 3 | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	34	106	181	427
Level 3 | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	14	20	31	5
Level 3 | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	20	86	150	422
Level 3 | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,061	8,675	5,989	5,647
Level 3 | Financial assets at fair value through other comprehensive income | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	272	375	492	700
Level 3 | Financial assets at fair value through other comprehensive income | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	887	1,047	559	229
Level 3 | Financial assets at fair value through other comprehensive income | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,902	7,253	4,938	4,718
Level 3 | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	864	934	869	415
Level 3 | Financial liabilities held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	864	934	869	415
Level 3 | Financial liabilities held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	418	479	388	235
Level 3 | Financial liabilities held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	95	79	139	19
Level 3 | Financial liabilities held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	34	0	8	0
Level 3 | Financial liabilities held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	151	294	187	42
Level 3 | Financial liabilities held for trading | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	166	82	147	119
Level 3 | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	160	29	€ 151
Level 3 | Financial assets and liabilities | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,496	3,930	2,086
Level 3 | Financial assets and liabilities | Financial assets held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	441	0	0
Level 3 | Financial assets and liabilities | Financial assets held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	152	769	0
Level 3 | Financial assets and liabilities | Financial assets held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,592	1,801	24
Level 3 | Financial assets and liabilities | Financial assets held for trading | Debt and equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	340	413	915
Level 3 | Financial assets and liabilities | Financial assets held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	971	947	1,147
Level 3 | Financial assets and liabilities | Financial assets held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	551	556	577
Level 3 | Financial assets and liabilities | Financial assets held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	39	2	9
Level 3 | Financial assets and liabilities | Financial assets held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	39	30	153
Level 3 | Financial assets and liabilities | Financial assets held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	120	241	235
Level 3 | Financial assets and liabilities | Financial assets held for trading | Interest rate forwards
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial assets held for trading | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	222	118	173
Level 3 | Financial assets and liabilities | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7	20	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7	20	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,889	2,588	2,095
Level 3 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,543	1,841	1,495
Level 3 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	175	242	313
Level 3 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	171	505	287
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	34	106	181
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	14	20	31
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	20	86	150
Level 3 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,061	8,675	5,989
Level 3 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	272	375	492
Level 3 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	887	1,047	559
Level 3 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,902	7,253	4,938
Level 3 | Financial assets and liabilities | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	864	934	869
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	864	934	869
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	418	479	388
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	79	139
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	34	0	8
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	151	294	187
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Forwards on interest rate and variable income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	95	0	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	166	82	147
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Short positions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	19	12	6
Level 3 | Financial assets and liabilities | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	19	12	6
Level 3 | Financial assets and liabilities | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	160	29
Level 3 | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 227	€ 246	€ 323